Related Parties - Notes Receivable (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 24, 2022	Dec. 31, 2021	May 22, 2020	May 01, 2020	Jun. 01, 2019	May 01, 2019
Related Party Transaction [Line Items]
Total notes receivables	$ 3,134	$ 3,873
Less: Current portion of notes receivable	(1,630)	(1,797)		$ (1,812)
Notes receivable - related parties	1,504	2,076		$ 3,151
Note 2
Related Party Transaction [Line Items]
Total notes receivables	1,027	1,057
Original Principal								$ 5,355
Note 3
Related Party Transaction [Line Items]
Total notes receivables	42	119
Original Principal							$ 491
Note 6
Related Party Transaction [Line Items]
Total notes receivables	0	351
Original Principal					$ 1,111
Note 8
Related Party Transaction [Line Items]
Total notes receivables	2,065	2,221
Original Principal						$ 2,816
Note 9
Related Party Transaction [Line Items]
Total notes receivables	$ 0	$ 125
Original Principal			$ 125